UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8056

MMA Praxis Mutual Funds

(Exact name of registrant as specified in charter)

P.O. Box 5356, Cincinnati, Ohio 45201-5356

 (Address of principal executive offices) (Zip code)

JPMorgan Chase Bank, N.A., 303 Broadway, Cincinnati, OH 45202-4203

 (Name and address of agent for service)

Registrant's telephone number, including area code: (800)-878-4000

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

MMA Praxis Core Stock Fund
Schedule of portfolio investments
September 30, 2008 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 97.3%
ADVERTISING SERVICES — 0.4%
WPP Group plc ADR (b)	23,300	$948,310

AUTOMOBILES — 2.1%
CarMax, Inc. (a)	97,300	1,362,200
Harley-Davidson, Inc.	88,000	3,282,400
		4,644,600

BANKS — 5.7%
Bank of New York Mellon Corp.	122,800	4,000,824
State Street Corp.	9,300	528,984
The Toronto-Dominion Bank	16,366	998,162
Wachovia Corp.	64,079	224,277
Wells Fargo & Co.	180,300	6,766,659
		12,518,906

BROADCASTING/CABLE — 4.8%
Comcast Corp., Class A	369,450	7,285,554
Grupo Televisa S.A. - ADR	135,200	2,956,824
Liberty Media Corp - Capital, Series A (a)	9,535	127,578
		10,369,956

BROKERAGE SERVICES — 0.4%
Goldman Sachs Group, Inc.	7,280	931,840

BUILDING MATERIALS & CONSTRUCTION — 0.8%
Vulcan Materials Co.	24,200	1,802,900

BUSINESS SERVICES — 1.5%
Iron Mountain, Inc. (a)	133,300	3,253,853

COMPUTER EQUIPMENT & SERVICES — 0.6%
Google, Inc., Class A (a)	3,410	1,365,773

COMPUTERS & PERIPHERALS — 2.5%
Cisco Systems, Inc. (a)	65,200	1,470,912
Dell, Inc. (a)	104,400	1,720,512
Hewlett-Packard Co.	48,150	2,226,456
		5,417,880

CONSTRUCTION — 1.2%
Martin Marietta Materials, Inc.	23,700	2,653,926

CONSUMER FINANCIAL SERVICES — 5.5%
American Express Co.	247,800	8,779,554
Discover Financial Services	15,600	215,592
H&R Block, Inc.	132,950	2,998,023
		11,993,169

COMMON STOCKS — 97.3%, continued
CONSUMER GOODS & SERVICES — 1.7%
Procter & Gamble Co.	51,900	$3,616,911

CONTAINERS - PAPER & PLASTIC — 2.1%
Sealed Air Corp.	206,200	4,534,338

COSMETICS & TOILETRIES — 0.5%
Avon Products, Inc.	24,600	1,022,622

E-COMMERCE — 0.7%
Amazon.com, Inc. (a)	11,900	865,844
Liberty Media Corp - Interactive, Class A (a)	44,175	570,299
		1,436,143

ELECTRIC SERVICES — 0.2%
AES Corp. (a)	37,400	437,206

ELECTRONIC & ELECTRICAL - GENERAL — 1.0%
Texas Instruments, Inc.	101,800	2,188,700

FINANCIAL SERVICES — 10.6%
Ameriprise Financial, Inc.	45,500	1,738,100
Citigroup, Inc.	63,200	1,296,232
E*TRADE Financial Corp. (a)	20,100	56,280
JPMorgan Chase & Co.	248,700	11,614,290
MBIA, Inc. (a)	24,100	286,790
Merrill Lynch & Co., Inc.	227,899	5,765,845
Moody's Corp.	59,200	2,012,800
Morgan Stanley	9,100	209,300
		22,979,637

FOOD & STAPLES RETAILING — 0.2%
Whole Foods Market, Inc. (a)	19,400	388,582

FOOD PRODUCTS — 0.2%
The Hershey Co.	12,900	510,066

HOME FURNISHINGS — 0.2%
Hunter Douglas N.V. (b)	8,300	334,989

INSURANCE — 15.0%
Ambac Financial Group, Inc.	31,776	74,038
American International Group, Inc.	216,800	721,944
Aon Corp.	45,000	2,023,200
Berkshire Hathaway, Inc., Class A (a)	97	12,668,199
Loews Corp.	152,800	6,034,071
Markel Corp. (a)	590	207,385
NIPPONKOA Insurance Co.	172,700	934,347
Principal Financial Group, Inc.	16,600	721,934
Sun Life Financial, Inc. (b)	11,600	410,292
The Progressive Corp.	264,600	4,604,040
Tokio Marine Holdings, Inc.	49,900	1,752,933
Transatlantic Holdings, Inc.	44,610	2,424,554
		32,576,937

COMMON STOCKS — 97.3%, continued
MANUFACTURING — 0.9%
ABB LTD.	8,800	$170,720
Tyco International Ltd. (b)	52,990	1,855,710
		2,026,430

MEDIA — 0.4%
Liberty Media Corp - Entertainment, Series A (a)	36,240	904,913

MEDICAL EQUIPMENT & SUPPLIES — 1.3%
Covidien Ltd. (b)	51,780	2,783,693

METAL MINING — 0.3%
Rio Tinto plc	12,000	740,151

MINERALS — 0.3%
BHP Billiton plc	33,700	753,946

MULTIMEDIA — 1.3%
News Corp., Class A	244,500	2,931,555

OIL & GAS EXPLORATION, PRODUCTION & SERVICES — 14.8%
Canadian Natural Resources Ltd. (b)	46,000	3,149,160
China Shipping Development Company Ltd.	472,000	603,593
ConocoPhillips	141,950	10,397,838
Devon Energy Corp.	92,900	8,472,480
EOG Resources, Inc.	79,100	7,076,286
Transocean, Inc. (a)(b)	21,755	2,389,569
		32,088,926

PHARMACEUTICALS — 3.9%
Cardinal Health, Inc.	42,130	2,076,166
Express Scripts, Inc. (a)	32,100	2,369,622
Johnson & Johnson	20,500	1,420,240
Schering-Plough Corp.	56,000	1,034,320
UnitedHealth Group, Inc.	67,000	1,701,130
		8,601,478

REAL ESTATE — 1.2%
Brookfield Asset Management, Inc. - Class A (b)	61,000	1,673,840
Hang Lung Group Ltd.	313,000	975,467
		2,649,307

RETAIL — 9.1%
Bed Bath & Beyond, Inc. (a)	68,900	2,164,149
Costco Wholesale Corp.	193,900	12,589,927
CVS Caremark Corp.	110,722	3,726,903
Lowe’s Cos., Inc.	48,500	1,148,965
Sears Holdings Corp. (a)	3,100	289,850
		19,919,794

COMMON STOCKS — 97.3%, continued
SOFTWARE & COMPUTER SERVICES — 2.9%
Microsoft Corp.	222,100	$5,927,849
Visa Inc., Class A	7,170	440,166
		6,368,015

SOFTWARE & SERVICES — 0.3%
eBay, Inc. (a)	28,200	631,116

TELECOMMUNICATIONS — 0.5%
Sprint Nextel Corp. (a)	179,300	1,093,730

TRANSPORTATION SERVICES — 2.2%
Asciano Group (b)	33,000	82,389
China Merchants Holdings International Company Ltd. (b)	618,525	1,943,569
Cosco Pacific Ltd.	408,000	460,275
Kuehne & Nagel International AG (b)	13,100	857,918
Toll Holdings Ltd.	45,888	251,610
United Parcel Service, Inc., Class B	19,400	1,220,066
Virgin Blue Holdings Ltd.	57,188	14,233
		4,830,060

TOTAL COMMON STOCKS		212,250,358

COMMERCIAL PAPER — 0.3%
Goldman, 1.75%, 10/1/08	613,000	613,000

SHORT TERM INVESTMENT — 0.0%
Northern Institutional Government Select Portfolio	734	734

CORPORATE NOTES — 1.8%
COMMUNITY DEVELOPMENT — 1.8%
MMA Community Development Investment, Inc., 1.62%, 12/31/09, (c)+	1,603,000	1,603,000
MMA Community Development Investment, Inc., 2.43%, 12/31/09, (c)+	2,432,000	2,432,000

TOTAL CORPORATE NOTES		4,035,000

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING — 4.9%
Northern Institutional Liquid Asset Portfolio	10,641,139	10,641,139

TOTAL INVESTMENTS (Cost $249,437,592) — 104.3%		227,540,231
Liabilities in excess of other assets — (4.3%)		(9,365,858)
NET ASSETS — 100.0%		$218,174,373

(a)	Non-income producing securities.

(b)	All or part of this security was on loan, as of September 30, 2008.

(c)
Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 1.62% - 12/01, $1,603,000 and MMA Community Development Investment, Inc., 2.43% - 12/01, $2,432,000. At September 30, 2008, these securities had an aggregate market value of $4,035,000, representing 1.8% of net assets.

+	Variable rate security. Rates presented are the rates in effect at September 30, 2008. Date presented reflects next rate change date.

ADR - American Depository Receipt

plc - Public Liability Company

FUTURES CONTRACTS PURCHASED	CONTRACTS	UNREALIZED DEPRECIATION
S&P 500 Index Futures Contract, expiring December, 2008 (underlying face amount at value $3,502,200)	12	$(181,800)

See notes to schedule of portfolio investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
September 30, 2008 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
ASSET BACKED SECURITIES — 1.0%
Honda Auto Receivables Owner Trust, 4.15%, 10/15/10	507,903	$507,996
PG&E Energy Recovery Funding LLC, 3.87%, 6/25/11	312,316	311,494
Residential Funding Mortgage Securities, 5.53%, 1/25/36	1,000,000	961,143
Wachovia Auto Loan Owner Trust, 5.10%, 7/20/11 (a)	628,596	628,305

TOTAL ASSET BACKED SECURITIES		2,408,938

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
JPMorgan Securities, Inc., 4.50%, 9/25/19	540,358	529,978

COMMERCIAL MORTGAGE BACKED SECURITIES — 10.8%
Banc of America Commercial Mortgage, Inc., 5.12%, 7/11/43	500,000	480,750
Bear Stearns Commercial Mortgage Securities, 5.20%, 12/1/38	2,000,000	1,731,265
Bear Stearns Commercial Mortgage Securities, 4.95%, 2/11/41	300,000	287,238
Bear Stearns Commercial Mortgage Securities, 5.12%, 2/11/41	1,000,000	913,875
Bear Stearns Commercial Mortgage Securities, 4.67%, 6/11/41	1,000,000	889,228
Bear Stearns Commercial Mortgage Securities, 5.54%, 9/11/41	2,000,000	1,781,666
Bear Stearns Commercial Mortgage Securities, 4.56%, 2/13/42	1,000,000	981,686
Bear Stearns Commercial Mortgage Securities, 5.74%, 9/11/42	1,000,000	856,576
Bear Stearns Commercial Mortgage Securities, 5.13%, 10/12/42	1,125,000	1,102,525
Bear Stearns Commercial Mortgage Securities, 5.61%, 6/11/50	1,000,000	920,196
Bear Stearns Commerical Mortgage Securities, 4.52%, 11/11/41	500,000	473,034
Chase Commercial Mortgage Securities Corp., 7.32%, 10/15/32	892,821	907,251
First Union National Bank Commercial Mortgage, 6.22%, 12/12/33	500,000	497,211
GE Capital Commercial Mortgage Corp., 6.53%, 5/15/33	850,000	853,425
GMAC Commerical Mortgage Securities, 6.47%, 4/15/34	983,108	985,976
Heller Financial Commercial Mortgage Asset Corp., 7.75%, 1/17/34	583,154	589,713
JPMorgan Chase Commercial Mortgage Securities, 4.92%, 10/15/42	1,000,000	888,739
JPMorgan Chase Commercial Mortgage Securities, 5.40%, 5/15/45	2,000,000	1,739,645
JPMorgan Chase Commercial Mortgage Securities, 4.63%, 3/15/46	1,000,000	981,568
JPMorgan Trust, 4.90%, 10/15/42	1,000,000	936,056
Morgan Stanley Capital, 5.01%, 1/14/42	1,000,000	954,257
Morgan Stanley Capital, 4.83%, 6/12/47	1,000,000	949,450
Morgan Stanley Capital I, 5.93%, 12/15/35	1,225,000	1,197,263
Morgan Stanley Capital I, 5.98%, 8/12/41	1,000,000	905,268
Morgan Stanley Capital I, 5.51%, 11/12/49	2,000,000	1,692,457
PNC Mortgage Acceptance Corp., 7.51%, 12/10/32	2,000,000	2,026,180

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES		26,522,498

CORPORATE BONDS — 28.4%
AGRICULTURAL SERVICES — 0.5%
Cargill, Inc., 7.50%, 9/1/26 (a)	1,250,000	1,264,651

CORPORATE BONDS — 28.4%, continued
BANKING — 1.2%
Bank of New York Mellon Bank, 5.13%, 8/27/13	830,000	$791,274
Citigroup, Inc., 5.13%, 5/5/14 (b)	1,000,000	821,797
Wachovia Corp., 7.98%, 3/15/49 (b)	500,000	208,970
Wells Fargo & Co., 5.25%, 10/23/12 (b)	1,250,000	1,199,812

		3,021,853
BROKERAGE SERVICES — 0.5%
Goldman Sachs Group, Inc., 6.88%, 1/15/11	500,000	477,959
Morgan Stanley, 5.75%, 8/31/12 (b)	1,000,000	705,237
		1,183,196

BUILDING MATERIALS & CONSTRUCTION — 0.4%
Martin Marietta Material, 6.60%, 4/15/18	1,000,000	925,304

COMMERCIAL BANKS — 1.0%
American Express Bank FSB, 5.55%, 10/17/12	630,000	583,981
Bank of America Corp., 7.75%, 8/15/15	1,000,000	979,807
State Street Corp., 7.35%, 6/15/26	1,000,000	1,014,921

		2,578,709

COMPUTER & OFFICE EQUIPMENT — 0.4%
Xerox Corp., 6.35%, 5/15/18 (b)	1,000,000	914,101

COMPUTER SERVICES — 0.6%
Dell, Inc., 4.70%, 4/15/13	500,000	481,611
Hewlett-Packard Co., 4.50%, 3/1/13 (b)	1,000,000	960,878
		1,442,489

CONSTRUCTION — 0.2%
KB Home, 8.63%, 12/15/08 (b)	500,000	500,000

DIVERSIFIED MANUFACTURING — 0.8%
Cooper US, Inc., 5.45%, 4/1/15	1,000,000	1,010,614
Harsco Corp., 5.75%, 5/15/18	1,000,000	972,618

		1,983,232

ELECTRIC - INTEGRATED — 1.6%
Midamerican Energy Co., 6.75%, 12/30/31	1,500,000	1,432,590
Potomac Electric Power, 6.50%, 11/15/37	1,000,000	962,325
Puget Sound Energy, Inc., 6.74%, 6/15/18	1,000,000	958,901
Transalta Corp., 6.65%, 5/15/18	500,000	472,008

		3,825,824

CORPORATE BONDS — 28.4%, continued
ELECTRIC SERVICES — 0.7%
AEP Texas North Co., Series B, 5.50%, 3/1/13	1,000,000	$966,710
FPL Energy Caithness Funding 7.65%, 12/31/18 (a)	700,307	735,686

		1,702,396

ELECTRONIC COMPONENTS - SEMICONDUCTORS — 0.2%
Applied Materials, Inc., 7.13%, 10/15/17	500,000	523,445

FINANCE - AUTO LOANS — 1.1%
American Honda Finance, 4.63%, 4/2/13	1,500,000	1,388,220
Ford Motor Credit Co., 7.25%, 10/25/11	1,000,000	635,893
Ford Motor Credit Co., 8.00%, 12/15/16 (b)	500,000	316,139
General Motors Acceptance Corp., 6.75%, 12/1/14 (b)	750,000	287,861

		2,628,113

FINANCIAL SERVICES — 2.9%
Countrywide Financial Corp., 5.80%, 6/7/12	1,000,000	844,760
Dun & Bradstreet Corp., 6.00%, 4/1/13	1,000,000	993,024
ERAC USA Finance Co. 5.90%, 11/15/15 (a)	1,000,000	815,802
General Electric Capital Corp., 6.88%, 11/15/10	1,000,000	1,003,103
General Electric Capital Corp., 6.15%, 8/7/37	1,000,000	765,640
JPMorgan Chase & Co., 4.75%, 5/1/13 (b)	1,000,000	930,638
NYSE Euronext, 4.80%, 6/28/13	1,000,000	952,020
SLM Corp., 4.00%, 1/15/09 (b)	1,000,000	820,000

		7,124,987

FIRE, MARINE & CASUALTY INSURANCE — 0.4%
Berkley Corp., 5.13%, 9/30/10	1,000,000	1,003,091

FOODS — 0.8%
General Mills, 5.65%, 9/10/12 (b)	936,000	944,724
Kellogg Co., 4.25%, 3/3/13 (b)	1,000,000	964,755

		1,909,479

INSURANCE — 1.8%
AllState Life Global Funding Trust, 5.38%, 4/30/13	500,000	482,672
American International Group, 6.25%, 5/1/36 (b)	1,000,000	463,524
Chubb Corp., 6.50%, 5/15/38 (b)	500,000	452,257
Fidelity National Title, 7.30%, 8/15/11	1,000,000	1,047,900
Markel Corp., 6.80%, 2/15/13	1,000,000	1,040,890
Principal Life Global, 6.25%, 2/15/12 (a)	1,000,000	1,025,058

		4,512,301

CORPORATE BONDS — 28.4%, continued
INTERNAL COMBUSTION ENGINES, N.E.C. — 0.4%
Briggs & Stratton Corp., 8.88%, 3/15/11 (b)	1,000,000	$980,000

MEDIA — 0.6%
Comcast Corp., 5.70%, 5/15/18	500,000	436,424
McGrawHill Companies, Inc., 5.38%, 11/15/12 (b)	1,000,000	1,004,577

		1,441,001

MEDICAL - BIOMEDICAL/GENETIC — 1.0%
Amgen, Inc., 4.00%, 11/18/09 (b)	1,500,000	1,485,843
Biogen Idec, Inc., 6.00%, 3/1/13	500,000	493,701
Johnson & Johnson, 5.95%, 8/15/37	500,000	494,518

		2,474,062

NATURAL GAS PRODUCTION AND/OR DISTRIBUTION — 1.4%
Indiana Gas Co., 6.55%, 6/30/28	250,000	230,794
Keyspan Gas East, 7.88%, 2/1/10	1,250,000	1,299,012
Northern Natural Gas, 5.38%, 10/31/12 (a)	1,000,000	989,140
Southern Union Co., 8.25%, 11/15/29	1,050,000	948,841

		3,467,787

NETWORKING — 0.4%
Cisco Systems, Inc., 5.25%, 2/22/11	1,000,000	1,020,833

OIL & GAS EXPLORATION, PRODUCTION & SERVICES — 2.2%
Apache Corp., 6.00%, 9/15/13	500,000	498,328
Conoco, Inc., 6.95%, 4/15/29	1,075,000	1,080,815
Motiva Enterprises LLC, 5.20%, 9/15/12 (a)	1,000,000	1,029,252
Ras Laffan, 5.83%, 9/30/16 (a)	1,000,000	967,760
XTO Energy, Inc., 7.50%, 4/15/12	1,000,000	1,047,272
XTO Energy, Inc., 5.50%, 6/15/18 (b)	1,000,000	883,937

	5,575,000	5,507,364

PIPELINES — 0.2%
National Fuel Gas Co., 6.50%, 4/15/18 (a)(b)	500,000	473,504

PUBLISHING - JOURNALS — 0.5%
Thomson Corp., 6.20%, 1/5/12 (b)	1,200,000	1,221,168

REAL ESTATE INVESTMENT TRUST — 0.5%
Simon Property Group, 6.35%, 8/28/12	1,200,000	1,182,758

CORPORATE BONDS — 28.4%, continued
RESTAURANTS — 0.4%
YUM! Brands, Inc., 8.88%, 4/15/11	1,000,000	$1,077,473

RETAIL - BUILDING PRODUCTS — 0.4%
Home Depot, Inc., 5.25%, 12/16/13 (b)	500,000	460,437
Home Depot, Inc., 5.40%, 3/1/16	500,000	425,159

		885,596

RETAIL - DISCOUNT — 0.4%
Wal-Mart Stores, 7.55%, 2/15/30 (b)	1,000,000	1,084,755

SEMICONDUCTOR EQUIPMENT — 0.4%
KLA Instruments Corp., 6.90%, 5/1/18	1,000,000	929,800

SUPRANATIONAL BANK — 1.2%
Corporation Andina de Fomento, 5.20%, 5/21/13	1,000,000	980,772
IFFIM, 5.00%, 11/14/11 (a)	1,000,000	1,058,826
Inter-American Development Bank, 3.50%, 3/15/13	1,000,000	980,893

		3,020,491

TELECOMMUNICATIONS — 0.4%
Embarq Corp., 6.74%, 6/1/13 (b)	1,000,000	881,420

TELEPHONE - INTEGRATED — 1.1%
AT&T, Inc., 4.95%, 1/15/13 (b)	1,000,000	958,000
Sprint Capital Corp., 7.63%, 1/30/11	1,000,000	910,000
Verizon Communications, Inc., 5.50%, 4/1/17 (b)	1,000,000	897,760

		2,765,760

TOOLS & HARDWARE — 0.2%
Stanley Works, 6.15%, 10/1/13	500,000	497,240

TRANSPORTATION SERVICES — 0.8%
Canadian National Railways, 4.40%, 3/15/13	1,000,000	965,250
Golden State Petroleum Transportation, 8.04%, 2/1/19	944,099	991,786

		1,957,036

UTILITIES — 0.4%
American Water Cap Corp., 6.09%, 10/15/17	1,000,000	924,972

CORPORATE BONDS — 28.4%, continued
UTILITIES - NATURAL GAS — 0.4%
Michigan Consolidated Gas Co., 8.25%, 5/1/14	1,000,000	$1,072,749

TOTAL CORPORATE BONDS		69,908,940

CORPORATE NOTES — 1.3%
COMMUNITY DEVELOPMENT — 1.3%
MMA Community Development Investment, Inc., 1.62%, 12/31/09, (c)+	1,150,000	1,150,000
MMA Community Development Investment, Inc., 2.43%, 12/31/09, (c)+	1,925,000	1,925,000

TOTAL CORPORATE NOTES		3,075,000

INTEREST ONLY BONDS — 0.2%
FREDDIE MAC — 0.1%
5.00%, 5/15/23	49,378	6
5.00%, 4/15/29	2,000,000	286,713

		286,719

GOVERNMENT NATIONAL MORTGAGE ASSOC. — 0.1%
1.03%, 4/16/27	7,747,771	194,898

TOTAL INTEREST ONLY BONDS		481,617

MUNICIPAL BONDS — 0.4%
LL&P Wind Energy, Inc. Washington Rev., 5.73%, 12/1/17	1,000,000	969,170

U.S. GOVERNMENT AGENCIES — 52.9%
FANNIE MAE — 21.5%
7.25%, 1/15/10	3,450,000	3,626,533
6.13%, 3/15/12	2,700,000	2,913,697
4.13%, 4/15/14	900,000	899,389
5.00%, 4/15/15	2,250,000	2,327,150
7.00%, 7/1/15	7,591	8,024
5.00%, 2/13/17	1,000,000	1,022,162
5.00%, 7/1/18	735,570	737,990
5.00%, 9/1/18	981,798	985,029
7.00%, 11/1/19	57,761	60,780
7.00%, 11/1/19	97,772	102,883
5.50%, 6/1/22	1,867,244	1,885,058
5.00%, 7/1/23	1,336,724	1,315,364
5.00%, 4/1/24	1,321,686	1,299,889
5.00%, 4/1/25	1,662,481	1,633,566
5.00%, 7/1/25	1,483,814	1,458,007
5.00%, 10/1/25	1,798,831	1,767,545
5.50%, 11/1/25	1,364,743	1,368,609
8.50%, 9/1/26	292,209	321,258
6.63%, 11/15/30	2,250,000	2,715,343
6.50%, 5/1/31	102,643	105,350
6.00%, 10/1/32	226,411	230,542
5.00%, 2/1/33	1,265,869	1,237,435
4.90%, 6/1/33	195,943	195,763
4.26%, 10/1/33	805,123	813,557
6.00%, 10/1/33	475,998	482,601

U.S. GOVERNMENT AGENCIES — 52.9%, continued
FANNIE MAE — 21.5%, continued
6.08%, 2/1/34	493,416	$498,863
5.50%, 2/4/34	1,036,009	1,033,919
4.19%, 5/1/34	546,776	558,127
5.50%, 5/1/34	1,120,443	1,120,634
6.00%, 8/1/34	1,669,794	1,692,960
6.00%, 11/1/34	1,986,070	2,013,623
5.50%, 1/1/35	1,776,707	1,775,345
5.00%, 10/1/35	2,305,085	2,247,545
5.50%, 10/1/35	2,758,019	2,754,180
6.00%, 10/1/35	1,250,650	1,268,000
5.50%, 4/1/36	2,303,134	2,299,928
6.00%, 6/1/36	1,446,661	1,466,730
5.50%, 11/1/36	2,474,728	2,469,736
5.43%, 5/1/37	2,151,324	2,181,334

		52,894,448

FEDERAL FARM CREDIT BANK — 0.8%
4.88%, 12/16/15	2,000,000	2,036,392

FEDERAL HOME LOAN BANK — 3.4%
4.13%, 8/13/10	1,000,000	1,014,435
6.63%, 11/15/10	900,000	958,759
3.88%, 6/14/13	300,000	296,695
5.00%, 11/17/17	6,000,000	6,047,208

		8,317,097

FREDDIE MAC — 22.1%
6.75%, 1/15/09	11,425	11,416
4.13%, 7/12/10	1,987,000	2,020,529
6.88%, 9/15/10	1,081,000	1,154,943
6.00%, 9/1/17	930,734	947,757
5.50%, 11/1/17	851,543	866,447
4.50%, 6/1/18	1,419,113	1,396,470
5.00%, 9/1/18	799,437	800,671
5.00%, 10/1/18	864,600	867,407
5.00%, 11/1/18	806,053	807,298
5.00%, 4/1/19	1,436,663	1,434,392
5.50%, 12/15/20	1,232,784	1,240,182
5.00%, 12/1/21	2,932,827	2,912,611
5.00%, 12/10/21	2,625,000	2,623,913
5.50%, 4/1/22	2,415,455	2,433,457
6.00%, 4/1/27	2,420,730	2,459,141
7.00%, 2/1/30	413,058	432,580
7.50%, 7/1/30	595,277	631,118
5.00%, 12/15/30	2,000,000	1,990,083
6.50%, 2/1/31	44,666	45,849
7.00%, 3/1/31	333,161	348,907
5.00%, 4/15/31	2,000,000	1,994,090
6.50%, 8/1/31	27,927	28,885
6.50%, 2/1/32	255,377	264,141

U.S. GOVERNMENT AGENCIES — 52.9%, continued
FREDDIE MAC — 22.1%, continued
5.00%, 2/15/32	2,000,000	$1,949,743
5.50%, 8/1/33	1,294,010	1,290,996
5.50%, 11/1/33	1,066,637	1,064,152
5.50%, 12/1/33	862,393	860,384
4.86%, 5/1/34	292,179	291,784
4.88%, 5/1/34	561,163	560,433
6.00%, 11/1/34	794,257	807,758
5.00%, 7/1/35	1,564,153	1,526,086
5.00%, 7/1/35	2,307,759	2,251,595
5.50%, 3/1/36	1,518,266	1,512,357
5.50%, 6/1/36	2,434,713	2,430,182
5.50%, 6/1/36	2,396,316	2,385,866
6.00%, 6/1/36	1,545,572	1,566,048
5.50%, 12/1/36	2,460,601	2,449,871
5.50%, 12/1/36	2,441,872	2,431,224
5.73%, 1/1/37	1,820,590	1,847,948
6.00%, 8/1/37	1,649,296	1,671,146

		54,609,860

GOVERNMENT NATIONAL MORTGAGE ASSOC. — 3.1%
6.75%, 4/15/16	69,916	73,890
7.00%, 12/20/30	109,091	113,568
5.50%, 4/20/31	3,500,000	3,490,156
6.50%, 4/20/31	125,211	128,678
6.50%, 7/20/31	111,965	114,725
6.50%, 10/20/31	236,367	242,912
7.00%, 10/20/31	71,556	74,493
7.00%, 3/20/32	271,446	282,587
6.50%, 5/20/32	146,468	150,472
5.50%, 1/20/34	246,643	250,642
6.93%, 9/15/39	2,000,987	2,011,394
6.85%, 10/15/39	709,746	716,348

		7,649,865

SMALL BUSINESS ADMINISTRATION — 0.4%
4.92%, 9/25/18	83,618	84,143
5.60%, 2/25/32	806,312	804,018

		888,161

TENNESSEE VALLEY AUTHORITY — 1.6%
6.25%, 12/15/17	2,000,000	2,204,860
4.65%, 6/15/35	1,750,000	1,624,158

		3,829,018

TOTAL U.S. GOVERNMENT AGENCIES		130,224,841

MUTUAL FUND — 0.5%
Pax World High Yield Fund	167,685	$1,276,085

PREFERRED STOCKS — 0.0%
Fannie Mae, 8.25%	20,000	43,600
Freddie Mac, Series Z, 8.375%	11,635	18,965

TOTAL PREFERRED STOCKS		62,565

SHORT TERM INVESTMENT — 1.5%
Northern Institutional Government Select Portfolio	3,625,450	3,625,450

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING — 4.9%
Northern Institutional Liquid Asset Portfolio	11,932,580	11,932,580

TOTAL INVESTMENTS (Cost $260,221,869) — 102.1%		251,017,662
Liabilities in excess of other assets — (2.1%)		(5,191,595)
NET ASSETS — 100.0%		$245,826,067
___________

(a)
144A security is restricted as to resale to institutional investors. These securities have been deemed liquid under guidelines established by the Board of Trustees. At September 30, 2008, these securities were valued at $8,987,984 or 3.7% of net assets.

(b)	All or part of this security was on loan, as of September 30, 2008.

(c)
Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 1.62% - 12/01, $1,150,000 and MMA Community Development Investment, Inc., 2.43% - 12/01, $1,925,000. At September 30, 2008 these securities had an aggregate market value of $3,075,000, representing 1.2% of net assets.

+	Variable rate security. Rates presented are the rates in effect at September 30, 2008. Date presented reflects next rate change date.

FUTURES CONTRACTS PURCHASED	CONTRACTS	UNREALIZED DEPRECIATION
U.S. Long Bond Futures Contract, expiring December, 2008 (underlying face amount at value $6,795,969)	58	$33,984

See notes to schedule of portfolio investments.

MMA Praxis International Fund
Schedule of portfolio investments
September 30, 2008 (Unaudited)
	SHARES	VALUE
COMMON STOCKS — 91.5%
ARGENTINA — 0.3%
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
IRSA Inversiones y Representaciones S.A. (a)	45,319	$329,469

AUSTRALIA — 2.5%
DIVERSIFIED FINANCIALS — 1.1%
ASX Ltd. (b)	44,798	1,104,070

INSURANCE — 0.6%
AMP Ltd.	25,208	143,306
QBE Insurance Group Ltd.	20,046	432,218
		575,524

METALS & MINING — 0.6%
Centennial Coal Co. Ltd. (b)	80,281	237,574
Newcrest Mining Ltd.	15,661	325,332
Whitehaven Coal Ltd.	10,361	22,069

		584,975

OIL, GAS & CONSUMABLE FUELS — 0.2%
Woodside Petroleum Ltd. (a)	5,718	230,676

		2,495,245

BELGIUM — 1.6%
CHEMICALS — 0.2%
Umicore	7,815	241,166

DIVERSIFIED FINANCIALS — 1.4%
Compagnie Nationale a Portefeuille (CNP)/National Portefeuille Maatschappij (NPM)	3,535	233,773
Groupe Bruxelles Lambert S.A.	13,493	1,163,702
Groupe Bruxelles Lambert S.A. (a)	1,358	38
		1,397,513
		1,638,679

CANADA — 2.6%
COMMUNICATIONS EQUIPMENT — 1.2%
Research In Motion Ltd. (a)(b)	17,556	1,199,075

METALS & MINING — 1.4%
Agnico-Eagle Mines Ltd. (b)	8,329	458,678
Barrick Gold Corp. (b)	26,369	968,797
		1,427,475
		2,626,550

	SHARES	VALUE
COMMON STOCKS — 91.5%, continued
CHINA — 0.6%
INTERNET SOFTWARE & SERVICES — 0.3%
SINA Corp. (a)(b)	8,337	$293,463

SEMICONDUCTOR EQUIPMENT — 0.3%
Trina Solar Ltd. ADR (a)(b)	12,755	292,727
		586,190

DENMARK — 0.9%
BANKS — 0.2%
Danske Bank A/S (b)	10,600	249,298

ELECTRICAL EQUIPMENT — 0.4%
Vestas Wind Systems A/S (a)	4,400	374,111

PHARMACEUTICALS — 0.3%
Novo Nordisk A/S, Class B	6,000	306,544
		929,953

FINLAND — 0.4%
AUTO COMPONENTS — 0.4%
Nokian Renkaat Oyj (b)	15,546	373,808

FRANCE — 13.3%
AUTO COMPONENTS — 0.5%
Compagnie Generale des Etablissements Michelin	7,247	469,061

BANKS — 1.6%
BNP Paribas S.A.	14,375	1,371,195
Credit Agricole S.A.	10,799	207,834
		1,579,029

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Suez Environnement SA (a)(b)	7,402	182,121

ENERGY EQUIPMENT & SERVICES — 1.4%
Technip SA	25,453	1,429,185

FOOD PRODUCTS — 0.5%
Groupe DANONE (b)	7,280	516,005

FOOD RETAIL — 2.2%
Carrefour S.A. (a)	44,477	2,095,858

HOTELS, RESTAURANTS & LEISURE — 1.6%
Sodexho Alliance S.A.	27,640	1,629,951

	SHARES	VALUE
COMMON STOCKS — 91.5%, continued
INSURANCE — 1.4%
Axa (b)	23,432	$766,469
CNP Assurances	5,216	588,716
		1,355,185
MEDIA — 1.2%
Vivendi Universal S.A.	39,724	1,244,461

MULTI UTILITIES— 0.6%
Gaz de France	11,604	603,270

OFFICE ELECTRONICS — 0.8%
Neopost S.A.	8,950	843,326

TELECOMMUNICATION SERVICES — 1.3%
France Telecom S.A. (b)	47,931	1,343,459
		13,290,911
GERMANY — 15.2%
CAPITAL MARKETS — 0.3%
Deutsche Bank AG	3,694	264,064

DIVERSIFIED FINANCIALS — 1.0%
Deutsche Boerse AG	11,500	1,051,597

ELECTRICAL EQUIPMENT — 0.2%
Solarworld AG (b)	5,756	242,098

HEALTH CARE EQUIPMENT & SUPPLIES — 4.3%
Fresenius AG	57,267	4,164,629

INSURANCE — 3.1%
Allianz AG	8,546	1,170,782
Muenchener Rueckversicherungs-Gesellschaft AG	12,875	1,940,702
		3,111,484

MULTI UTILITIES — 1.7%
RWE AG	17,710	1,687,173

PHARMACEUTICALS — 1.2%
Merck KGaA	11,015	1,173,813

TELECOMMUNICATIONS — 2.2%
Deutsche Telekom AG	146,149	2,217,969

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Adidas-Salomon AG	22,213	1,185,742
		15,098,569

GREECE — 2.8%
BANKS — 0.8%
Greek Postal Savings Bank S.A.	35,140	363,448
National Bank of Greece SA	10,587	428,719
		792,167

	SHARES	VALUE
COMMON STOCKS — 91.5%, continued
DIVERSIFED TELECOMMUNICATION SERVICES — 0.8%
Hellenic Telecommunications Organization SA (a)	45,390	$815,285

DIVERSIFIED FINANCIALS — 0.6%
Hellenic Exchanges S.A.	49,860	583,206

INTERNET SOFTWARE & SERVICES — 0.6%
Baidu.com, Inc. ADR (a)(b)	2,463	611,390
		2,802,048

ISRAEL — 0.2%
PHARMACEUTICALS — 0.2%
Teva Pharmaceutical Industries Ltd. (b)	4,318	197,721

ITALY — 0.6%
BANKS — 0.6%
UniCredito Italiano S.p.A	159,272	595,136

JAPAN — 14.3%
CHEMICALS — 0.3%
Tokuyama Corp.	53,000	307,200

FOOD RETAIL — 2.0%
FamilyMart Co. Ltd.	15,800	667,864
Lawson, Inc.	21,000	967,420
Sugi Holdings Co. Ltd.(b)	12,100	343,116
		1,978,400

HOUSEHOLD DURABLES — 0.8%
Unicharm Corp.	10,100	774,505

INSURANCE — 4.7%
Mitsui Sumitomo Insurance Group Holdings, Inc.	37,800	1,286,039
Sompo Japan Insurance, Inc.	150,000	1,271,838
Sony Financial Holdings, Inc.	416	1,636,165
T&D Holdings, Inc.	12,600	664,864
		4,858,906
MACHINERY — 0.3%
Fanuc Ltd.	4,100	308,132

MEDIA — 0.6%
Toho Co. Ltd. (b)	27,300	570,725

PERSONAL PRODUCTS — 1.2%
Shiseido Company Ltd. (b)	53,000	1,185,625

PHARMACEUTICALS — 0.3%
DAIICHI SANKYO CO. LTD.	11,500	296,008

	SHARES	VALUE
COMMON STOCKS — 91.5%, continued
ROAD & RAIL — 1.8%
Central Japan Railway Co.	117	$1,102,114
East Japan Railway Co.	96	708,740
		1,810,854

SOFTWARE — 2.3%
Nintendo Co. Ltd.	3,800	1,610,195
Square Enix Co. Ltd.	22,200	648,573
		2,258,768

NETHERLANDS — 3.9%
CHEMICALS — 0.5%
Akzo Nobel N.V.	11,133	534,089

DIVERSIFED TELECOMMUNICATION SERVICES — 0.9%
Koninklijke (Royal) KPN N.V.	63,014	909,377

FOOD PRODUCTS — 2.3%
Unilever NV	79,917	2,247,924

METALS & MINING — 0.2%
New World Resources NV	20,012	249,135
		3,940,525
NORWAY — 0.2%
DIVERSIFED TELECOMMUNICATION SERVICES — 0.2%
Telenor ASA	16,400	204,090

SINGAPORE — 0.5%
BANKS — 0.5%
DBS Group Holdings Ltd.	43,000	512,459

SOUTH KOREA — 0.8%
CHEMICALS — 0.5%
DC Chemical Co. Ltd. (a)	1,172	310,279
SODIFF Advanced Materials Co. Ltd.	3,584	236,096
		546,375

FOOD PRODUCTS — 0.3%
Lotte Confectionary Co. Ltd. (a)	319	274,409
		820,784

SPAIN — 4.1%
BIOTECHNOLOGY — 0.8%
Grifols S.A.	32,356	826,134

CONSTRUCTION & ENGINEERING — 0.3%
Acciona S.A. (b)	1,730	258,703

DIVERSIFED TELECOMMUNICATION SERVICES — 1.0%
Telefonica S.A.	43,729	1,039,006

	SHARES	VALUE
COMMON STOCKS — 91.5%, continued
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Bolsas y Mercados Espanoles (b)	8,389	$216,728
Criteria Caixacorp S.A.	96,067	461,544
		678,272

ELECTRIC SERVICES — 1.0%
Endesa S.A. (b)	21,304	777,894
Iberdrola S.A.	21,901	222,328
		1,000,222

INDEPENDENT POWER PRODUCERS — 0.3%
Iberdrola Renovables S.A. (a)	61,368	267,950
		4,070,287

SWITZERLAND — 13.2%
CAPITAL MARKETS — 0.7%
Credit Suisse Group	14,569	680,159

DIVERSIFIED FINANCIALS — 0.7%
Pargesa Holding AG	7,814	672,261

FOOD PRODUCTS — 3.0%
Lindt & Spruengli AG	68	165,742
Nestle S.A.	65,184	2,816,090
		2,981,832

LIFE SCIENCES TOOLS & SERVICES — 2.4%
Lonza Group AG	19,522	2,448,578

PHARMACEUTICALS — 6.4%
Novartis AG	61,859	3,255,691
Roche Holding AG	20,156	3,154,137
		6,409,828
		13,192,658
TAIWAN — 0.3%
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Yuanta Financial Holdings Co. Ltd.	492,000	271,891

UNITED KINGDOM — 12.6%
BANKS — 1.5%
Barclays plc	44,147	262,169
HSBC Holdings plc	52,713	852,391
Standard Chartered plc	15,693	385,948
		1,500,508

	SHARES	VALUE
COMMON STOCKS — 91.5%, continued
CONTAINERS — 1.3%
Rexam plc	185,926	1,320,340

FOOD RETAIL — 0.6%
Tesco plc	79,976	555,962

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Smith & Nephew plc	53,531	565,090

HOTELS, RESTAURANTS & LEISURE — 0.7%
Compass Group plc	106,023	657,237

INSURANCE — 0.3%
Amlin plc	55,892	319,664

METALS & MINING — 0.6%
BHP Billiton plc	16,546	374,654
Randgold Resources Ltd.	5,855	240,231
		614,885

OIL, GAS & CONSUMABLE FUELS — 2.9%
BG Group plc	49,496	897,227
BP plc	212,561	1,769,413
Royal Dutch Shell plc - Class A	6,802	196,349
		2,862,989

PHARMACEUTICALS — 2.2%
AstraZeneca plc	23,869	1,043,989
GlaxoSmithKline plc	55,387	1,199,250
		2,243,239
PROFESSIONAL SERVICES — 0.8%
Experian Group Ltd.	127,257	$842,976

WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Vodafone Group plc	511,085	1,128,149
		12,611,039

UNITED STATES — 0.6%
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Synthes, Inc.	2,303	318,489

METALS & MINING — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	5,757	327,285
		645,774
TOTAL COMMON STOCKS		91,582,909

CORPORATE NOTES — 1.7%
COMMUNITY DEVELOPMENT — 1.7%
DOMESTIC — 1.7%
MMA Community Development Investment, Inc., 1.62%, 12/31/09, (c)+	683,000	$683,000
MMA Community Development Investment, Inc., 2.43%, 12/31/09, (c)+	1,062,000	1,062,000

TOTAL CORPORATE NOTES		1,745,000

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING — 10.7%
Northern Institutional Liquid Asset Portfolio	10,764,348	10,764,348
TOTAL INVESTMENTS (Cost $104,956,579) — 103.9%	104,092,257
Liabilities in excess of other assets — (3.9%)	(3,858,836)
NET ASSETS — 100.0%	$100,233,421
__________________

(a)	Non-income producing securities.

(b)	All or part of this security was on loan, as of September 30, 2008.

(c)
Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 1.62% - 12/01, $683,000 and MMA Community Development Investment, Inc., 2.43% - 12/01, $1,062,000. At September 30, 2008 these securities had an aggregate market value of $1,745,000, representing 1.7% of net assets.

+	Variable rate security. Rates presented are the rates in effect at September 30, 2008. Date presented reflects next rate change date.

ADR - American Depositary Receipt

plc - Public Liability Company

See notes to schedule of portfolio investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
September 30, 2008 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 98.4%
AIR FREIGHT & LOGISTICS — 0.8%
United Parcel Service, Inc., Class B	7,988	$502,365

APPAREL MANUFACTURERS — 0.2%
V.F. Corp.	1,670	129,108

AUTOMOBILES — 0.2%
Harley-Davidson, Inc.	4,065	151,625

AUTOMOTIVE — 0.2%
BorgWarner, Inc.	2,770	90,773
General Motors Corp.	4,277	40,418
		131,191

BANKS — 11.9%
Bank of America Corp.	72,292	2,530,219
BB&T Corp.	8,950	338,309
Comerica, Inc.	2,500	81,975
Fifth Third Bancorp	8,710	103,649
Huntington Bancshares, Inc.	5,850	46,742
KeyCorp	8,550	102,087
M & T Bank Corp.	1,220	108,885
Marshall & Ilsley Corp.	4,630	93,295
National City Corp.	11,442	20,024
Northern Trust Corp.	2,289	165,266
Popular, Inc. (b)	5,240	43,440
Regions Financial Corp.	10,985	105,456
Sovereign Bancorp, Inc.	9,438	37,280
State Street Corp.	3,042	173,029
SunTrust Banks, Inc.	5,300	238,447
Tree.com, Inc. (a)	118	569
U.S. Bancorp.	27,232	980,896
UnionBanCal Corp.	1,600	117,264
Wachovia Corp.	33,997	118,990
Wells Fargo & Co.	50,317	1,888,396
Zions Bancorp.	1,670	64,629
		7,358,847

BEVERAGES — 1.3%
Coca-Cola Company	10,983	580,782
Coca-Cola Enterprises, Inc.	5,760	96,595
Pepsi Bottling Group, Inc.	3,408	99,411
		776,788

	SHARES	VALUE
COMMON STOCKS — 98.4%, continued
BROADCAST SERVICES & PROGRAMMING — 0.2%
CBS Corp., Class B	9,820	$143,176

BROKERAGE SERVICES — 7.1%
Goldman Sachs Group, Inc.	5,763	737,664
JPMorgan Chase & Co.	57,738	2,696,365
Lehman Brothers Holdings, Inc.	9,550	2,053
Merrill Lynch & Co.	24,836	628,351
Morgan Stanley	15,836	364,228
		4,428,661

BUSINESS SERVICES — 0.1%
Manpower, Inc.	1,790	77,256

CHEMICALS - GENERAL — 1.7%
E.I. du Pont de Nemours & Co.	13,902	560,250
International Flavors & Fragrances, Inc.	1,825	72,015
PPG Industries, Inc.	2,940	171,461
Rohm and Haas Company	3,400	238,000
		1,041,726

COMMUNICATIONS EQUIPMENT & SERVICES — 0.4%
Motorola, Inc.	36,734	262,281

COMPUTER STORAGE DEVICES — 0.3%
Seagate Technology (b)	9,017	109,286
Western Digital Corp. (a)	2,572	54,835
		164,121

CONSTRUCTION SERVICES — 0.3%
D.R. Horton, Inc.	6,280	81,766
Lennar Corp.	2,570	39,038
Toll Brothers, Inc. (a)	2,057	51,898
		172,702

CONSUMER FINANCIAL SERVICES — 0.6%
Discover Financial Services	7,844	108,404
H&R Block, Inc.	7,080	159,654
SLM Corp. (a)	8,001	98,732
		366,790

CONSUMER GOODS & SERVICES — 1.9%
Hillenbrand, Inc.	2,160	43,546
Procter & Gamble Co.	16,197	1,128,769
		1,172,315

	SHARES	VALUE
COMMON STOCKS — 98.4%, continued
CONTAINERS - PAPER & PLASTIC — 0.1%
Avery Dennison Corp.	2,090	$92,963

COSMETICS & TOILETRIES — 0.8%
Kimberly-Clark Corp.	7,941	514,894

DISTRIBUTION — 0.5%
Genuine Parts Co.	3,290	132,291
W.W. Grainger, Inc.	2,170	188,725
		321,016

ELECTRIC SERVICES — 1.8%
Alliant Energy Corp.	3,170	102,106
CenterPoint Energy, Inc.	6,943	101,160
Consolidated Edison, Inc.	5,400	231,984
FPL Group, Inc.	6,450	324,434
Mirant Corp. (a)	6,191	113,233
NiSource, Inc.	7,150	105,534
Pepco Holdings, Inc.	5,250	120,278
		1,098,729

ELECTRIC UTILITIES — 1.1%
Northeast Utilities	3,707	95,085
PG&E Corp.	6,470	242,302
Pinnacle West Capital Corp.	2,497	85,922
Spectra Energy Corp.	11,205	266,678
		689,987

ELECTRICAL EQUIPMENT & INSTRUMENTS — 0.2%
Flextronics International Ltd. (a)(b)	17,618	124,735

ELECTRONIC & ELECTRICAL - GENERAL — 0.2%
Arrow Electronics, Inc. (a)	2,680	70,270
LSI Logic Corp. (a)	14,562	78,052
		148,322

ENERGY — 0.3%
Valero Energy Corp.	6,091	184,557

FINANCIAL SERVICES — 5.0%
Ambac Financial Group, Inc.	1,680	3,914
American Capital Ltd.	3,126	79,744
Ameriprise Financial, Inc.	4,036	154,175
Capital One Financial Corp.	6,006	306,306
CIT Group, Inc.	5,900	41,064
Citigroup, Inc.	82,990	1,702,126
Federal Home Loan Mortgage Corp.	10,287	17,591
Federal National Mortgage Association	17,372	26,579
Guaranty Financial Group, Inc. (a)	533	2,105

	SHARES	VALUE
COMMON STOCKS — 98.4%, continued
FINANCIAL SERVICES — 5.0%, continued
Invesco Ltd. (b)	8,364	$175,477
Legg Mason, Inc.	2,383	90,697
PNC Financial Services Group, Inc.	6,040	451,188
Synovus Financial Corp.	5,221	54,037
Washington Mutual, Inc.	14,000	1,148
		3,106,151

FIRE, MARINE, AND CASUALTY INSURANCE — 0.6%
Axis Capital Holdings Ltd. (b)	2,986	94,686
Leucadia National Corp.	3,130	142,227
Transatlantic Holdings, Inc.	1,150	62,503
White Mountains Insurance Group Ltd.	200	93,950
		393,366

FOOD DISTRIBUTORS & WHOLESALERS — 0.4%
Dean Foods Co. (a)	1,617	37,773
Sara Lee Corp.	11,900	150,297
SUPERVALU, Inc.	3,784	82,113
		270,183

FOOD PROCESSING — 1.2%
ConAgra Foods, Inc.	8,010	155,875
H.J. Heinz Co.	5,320	265,521
Hormel Foods Corp.	3,560	129,157
McCormick & Co.	4,389	168,757
		719,310

FOOD PRODUCTS — 1.9%
General Mills, Inc.	5,843	401,531
Kraft Foods, Inc.	23,511	769,985
		1,171,516

FOOD STORES — 0.6%
Kroger Co.	6,636	182,357
Safeway, Inc.	7,690	182,407
		364,764

FORESTRY — 0.3%
Plum Creek Timber Co., Inc.	3,320	165,535

FURNITURE & HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.	4,000	87,160

	SHARES	VALUE
COMMON STOCKS — 98.4%, continued
HEALTH CARE SERVICES — 1.3%
AmerisourceBergen Corp.	4,050	$152,483
Cardinal Health, Inc.	5,900	290,751
Humana, Inc. (a)	1,848	76,138
WellPoint, Inc. (a)	5,784	270,518
		789,890

HEALTHCARE EQUIPMENT & SUPPLIES — 0.1%
Hill-Rom Holdings, Inc.	1,580	47,890

HOTELS & MOTELS — 0.1%
Wyndham Worldwide Corp.	3,434	53,948

HOUSEHOLD PRODUCTS — 0.1%
Newell Rubbermaid, Inc.	4,870	84,056

INDUSTRIAL GOODS & SERVICES — 0.2%
Masco Corp.	6,550	117,507

INSURANCE — 7.3%
Allstate Corp.	9,010	415,541
American International Group, Inc.	37,812	125,914
Aon Corp.	5,050	227,048
Assurant, Inc.	1,900	104,500
Chubb Corp.	6,780	372,222
CIGNA Corp.	5,312	180,502
Cincinnati Financial Corp.	3,180	90,439
Everest Re Group	1,400	121,142
First American Corp.	1,690	49,855
Genworth Financial, Inc.	7,630	65,694
Hartford Financial Services Group, Inc.	5,100	209,049
Lincoln National Corp.	4,365	186,866
Marsh & McLennan Cos., Inc.	8,760	278,218
MetLife, Inc.	12,082	676,593
Principal Financial Group, Inc.	4,254	185,006
Prudential Financial, Inc.	7,140	514,080
RenaissanceRe Holdings Ltd. (b)	1,407	73,164
The PMI Group, Inc.	2,121	6,257
The Progressive Corp.	10,646	185,240
Torchmark Corp.	3,280	196,144
UnumProvident Corp.	6,170	154,867
Willis Group Holdings Ltd. (b)	3,490	112,587
		4,530,928

INSURANCE PROPERTY-CASUALTY — 1.6%
ACE Ltd ADR	5,600	303,128
Fidelity National Financial, Inc., Class A	4,014	59,006
Markel Corp. (a)	189	66,434
The Travelers Companies, Inc.	10,890	492,227
XL Capital Ltd. (b)	4,840	86,830
		1,007,625

	SHARES	VALUE
COMMON STOCKS — 98.4%, continued
MACHINERY — 1.1%
Illinois Tool Works, Inc.	7,463	$331,731
Ingersoll-Rand Co. Ltd. (b)	5,420	168,941
Rockwell Automation, Inc.	2,683	100,183
Stanley Works	1,890	78,889
		679,744

MANUFACTURING — 0.7%
Cooper Industries Ltd., Class A (b)	3,220	128,639
Domtar Corp. (a)	10,904	50,158
MoHawk Industries, Inc. (a)	1,361	91,718
SPX Corp.	990	76,230
Whirlpool Corp.	1,434	113,702
		460,447

MEDICAL - BIOMEDICAL/GENETIC — 0.2%
Invitrogen Corp. (a)	2,728	103,118

MEDICAL EQUIPMENT & SUPPLIES — 0.4%
Boston Scientific Corp. (a)	22,212	272,541

MEDICAL SUPPLIES — 5.4%
Covidien Ltd.	7,935	426,586
Johnson & Johnson	42,244	2,926,664
		3,353,250

METALS & MINING — 0.1%
Steel Dynamics, Inc.	3,074	52,535

MULTIMEDIA — 2.8%
Scripps Networks Interactive, Class A	2,790	101,305
The E.W. Scripps Co., Class A	3,500	24,745
The Walt Disney Co.	27,966	858,276
Time Warner, Inc.	57,099	748,568
		1,732,894

NEWSPAPERS — 0.2%
Gannett Co., Inc.	3,810	64,427
The Washington Post Company, Class B	142	79,060
		143,487

OFFICE EQUIPMENT & SERVICES — 0.5%
Pitney Bowes, Inc.	4,530	150,668
Xerox Corp.	15,580	179,637
		330,305

	SHARES	VALUE
COMMON STOCKS — 98.4%, continued
OIL - INTEGRATED — 2.8%
ConocoPhillips	23,340	$1,709,655

OIL & GAS EXPLORATION, PRODUCTION & SERVICES — 3.1%
Anadarko Petroleum Corp.	7,660	371,587
Apache Corp.	5,346	557,481
Devon Energy Corp.	6,819	621,893
Nabors Industries Ltd. (a)(b)	2,252	56,120
ONEOK, Inc.	3,481	119,746
Patterson-UTI Energy, Inc.	2,554	51,131
Pioneer Natural Resources	2,200	115,016
Rowan Cos., Inc.	1,737	53,065
		1,946,039

OIL & GAS OPERATIONS — 0.8%
Ashland, Inc.	1,059	30,965
Cimarex Energy Co.	1,659	81,142
Newfield Exploration Co. (a)	2,460	78,695
Noble Energy, Inc.	2,973	165,270
Questar Corp.	1,745	71,405
Sunoco, Inc.	2,362	84,040
		511,517

OIL & GAS TRANSMISSION — 0.6%
El Paso Corp.	13,720	175,067
Sempra Energy	4,490	226,611
		401,678

PAPER PRODUCTS — 0.8%
International Paper Co.	6,950	181,951
MeadWestvaco Corp.	4,050	94,406
Weyerhaeuser Co.	3,760	227,780
		504,137

PHARMACEUTICALS — 7.3%
Abbott Laboratories	16,460	947,766
Bristol-Myers Squibb Co.	31,230	651,146
Eli Lilly and Co.	15,760	693,913
Forest Laboratories, Inc. (a)	3,071	86,848
Hospira, Inc. (a)	2,858	109,176
King Pharmaceuticals, Inc. (a)	4,844	46,406
Merck & Co., Inc.	34,099	1,076,163
Mylan Laboratories, Inc. (a)	5,756	65,734
Omnicare, Inc.	2,234	64,272
Wyeth	21,090	779,065
		4,520,489

	SHARES	VALUE
COMMON STOCKS — 98.4%, continued
PRINTING - COMMERCIAL — 0.2%
R.R. Donnelley & Sons Co.	4,380	$107,441

PUBLISHING — 0.0%
Idearc, Inc.	3,456	4,320

RAILROADS — 0.7%
Norfolk Southern Corp.	6,309	417,719

RAW MATERIALS — 0.2%
Vulcan Materials Co.	1,861	138,645

REAL ESTATE INVESTMENT TRUST — 1.8%
Annaly Capital Management, Inc.	8,807	118,454
Developers Diversified Realty Corp.	1,930	61,162
Equity Residential	4,680	207,839
General Growth Properties, Inc.	3,850	58,135
HCP, Inc.	3,995	160,319
iStar Financial, Inc.	2,177	5,660
Kimco Realty Corp.	3,990	147,391
Liberty Property Trust	1,756	66,113
Regency Centers Corp.	1,434	95,633
Vornado Realty Trust	2,285	207,821
		1,128,527

REAL ESTATE OPERATIONS — 2.0%
AMB Property Corp.	2,150	97,395
Apartment Investment & Management Co.	1,880	65,838
AvalonBay Communities, Inc.	1,350	132,866
Boston Properties, Inc.	1,280	119,885
Duke Realty Corp.	2,910	71,528
Forest City Enterprises, Inc., Class A	1,004	30,793
Forestar Real Estate Group, Inc. (a)	1,673	24,677
Host Hotels & Resorts, Inc.	8,452	112,327
Macerich Co.	1,250	79,563
Simon Property Group, Inc.	1,770	171,689
SL Green Realty Corp.	1,095	70,956
UDR, Inc.	2,870	75,051
Ventas, Inc.	2,533	125,181
Weingarten Realty Investors	1,584	56,501
		1,234,250

RECREATIONAL ACTIVITIES — 0.1%
Royal Caribbean Cruises Ltd. (b)	2,260	46,895

RECREATIONAL PRODUCTS — 0.4%
Hasbro, Inc.	3,007	104,403
Mattel, Inc.	6,440	116,178
		220,581

	SHARES	VALUE
COMMON STOCKS — 98.4%, continued
RESIDENTIAL BUILDING CONSTRUCTION — 0.1%
KB Home	1,705	$33,554

RESTAURANTS — 1.1%
McDonald’s Corp.	9,570	590,469
Wendy's/Arby's Group, Inc., Class A	9,104	47,884
		638,353

RETAIL — 2.6%
Advance Auto Parts, Inc.	2,915	115,609
Foot Locker, Inc.	3,454	55,817
Home Depot, Inc.	26,963	698,072
HSN, Inc. (a)	710	7,817
J.C. Penney Co., Inc.	3,469	115,656
Limited Brands, Inc.	5,930	102,708
Macy's, Inc.	7,290	131,074
Ross Stores, Inc.	2,807	103,326
Sherwin-Williams Co.	2,020	115,463
The Gap, Inc.	9,860	175,311
Ticketmaster (a)	710	7,618
		1,628,471

SAVINGS & LOANS — 0.5%
Hudson City Bancorp, Inc.	8,650	159,593
People's United Financial, Inc.	6,264	120,582
		280,175

SEMICONDUCTORS — 0.7%
Intersil Corp.	3,100	51,398
KLA-Tencor Corp.	3,489	110,427
Microchip Technology, Inc.	3,866	113,776
Novellus Systems, Inc. (a)	3,279	64,400
Xilinx, Inc.	5,367	125,856
		465,857

SOFTWARE & SERVICES — 0.1%
Cadence Design Systems, Inc. (a)	5,800	39,208
IAC/InterActiveCorp (a)	1,775	30,708
Interval Leisure Group, Inc. (a)	710	7,384
		77,300

TELECOMMUNICATIONS — 7.5%
AT&T, Inc.	94,534	2,639,388
CenturyTel, Inc.	2,230	81,730
Sprint Nextel Corp.	44,509	271,505
Telephone & Data Systems, Inc.	1,172	41,899
Verizon Communications, Inc.	44,846	1,439,108
Virgin Media, Inc.	4,710	37,209
Windstream Corp.	10,082	110,297

		4,621,136

	SHARES	VALUE
COMMON STOCKS — 98.4%, continued
TELECOMMUNICATIONS-SERVICES & EQUIPMENT — 0.4%
Embarq Corp.	2,800	$113,541
FairPoint Communications, Inc.	836	7,248
Qwest Communications International, Inc.	29,266	94,529
Tellabs, Inc. (a)	9,507	38,598
		253,916

WASTE MANAGEMENT — 0.2%
Republic Services, Inc.	4,600	137,908

TOTAL COMMON STOCKS		61,120,868

SHORT TERM INVESTMENT — 0.5%
Northern Institutional Government Select Portfolio	337,357	337,357

CORPORATE NOTES — 1.2%
COMMUNITY DEVELOPMENT — 1.2%
MMA Community Development Investment, Inc., 1.62%, 12/31/09, (c)+	175,000	175,000
MMA Community Development Investment, Inc., 2.43%, 12/31/09, (c)+	585,000	585,000

TOTAL CORPORATE NOTES		760,000

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING — 1.8%
Northern Institutional Liquid Asset Portfolio	1,106,313	1,106,313

TOTAL INVESTMENTS (Cost $74,623,551) — 101.9%		63,324,538
Liabilities in excess of other assets — (1.9%)		(1,203,362)
NET ASSETS — 100.0%		$62,121,176

__________________

(a)	Non-income producing securities.

(b)	All or part of this security was on loan, as of September 30, 2008.

(c)
Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 1.62% - 7/02, $175,000 and MMA Community Development Investment, Inc., 2.43% - 12/01, $585,000. At September 30, 2008, these securities had an aggregate market value of $760,000, representing 1.2% of net assets.

+	Variable rate security. Rates presented are the rates in effect at September 30, 2008. Date presented reflects next rate change date.

FUTURES CONTRACTS PURCHASED	CONTRACTS	UNREALIZED DEPRECIATION
S&P 500 Index Futures Contract, expiring December, 2008 (underlying face amount at value $583,700)	2	$30,300

See notes to schedule of portfolio investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
September 30, 2008 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 98.4%
ADVERTISING — 0.3%
Omnicom Group, Inc.	1,714	$66,092

ADVERTISING AGENCIES — 0.2%
Interpublic Group of Companies, Inc. (a)	2,030	15,733
Lamar Advertising Co. (a)	500	15,445
Monster Worldwide, Inc. (a)	996	14,850
		46,028

AIRLINES — 0.3%
Southwest Airlines Co.	4,232	61,406

APPAREL MANUFACTURERS — 0.8%
Coach, Inc. (a)	1,787	44,746
NIKE, Inc., Class B	1,826	122,159
Polo Ralph Lauren Corp.	368	24,524
		191,429

ASSET MANAGEMENT — 0.4%
Franklin Resources, Inc.	847	74,646
Janus Capital Group, Inc.	994	24,134
		98,780

BANKS — 1.4%
Berkshire Hathaway, Inc., Class B (a)	47	206,565
Northern Trust Corp.	670	48,374
State Street Corp.	1,436	81,680
		336,619

BEVERAGES — 3.8%
Coca-Cola Company	6,405	338,696
PepsiCo, Inc.	7,638	544,361
		883,057

BROADCAST SERVICES & PROGRAMMING — 0.2%
Liberty Global, Inc., Class A (a)	841	25,482
Liberty Global, Inc. - Series C (a)	898	25,225

		50,707

	SHARES	VALUE
COMMON STOCKS — 98.4%, continued
BROADCASTING/CABLE — 2.7%
Cablevision Systems Corp., Class A	1,220	$30,695
Comcast Corp., Class A	9,367	183,874
Comcast Corp. - Special Class A	4,619	91,087
DIRECTV Group, Inc. (a)	3,401	89,004
DISH Network Corp., Class A (a)	1,262	26,502
Liberty Media Corp. - Entertainment, Series A (a)	2,692	67,219
News Corp., Class A	9,130	109,469
Time Warner Cable, Class A (a)	920	22,264
		620,114

BROKERAGE SERVICES — 0.8%
Charles Schwab Corp.	5,236	136,136
TD Ameritrade Holding Corp. (a)	3,030	49,086
		185,222

BUSINESS SERVICES — 2.1%
Accenture Ltd.	3,093	117,534
Automatic Data Processing, Inc.	2,572	109,953
IntercontinentalExchange, Inc. (a)	310	25,011
Iron Mountain, Inc. (a)	1,191	29,072
Johnson Controls, Inc.	3,050	92,507
Paychex, Inc.	1,862	61,502
Quanta Services, Inc. (a)	1,121	30,278
The Shaw Group, Inc. (a)	500	15,365
		481,222

CHEMICALS - GENERAL — 1.3%
Air Products & Chemicals, Inc.	1,088	74,517
CF Industries Holdings, Inc.	316	28,901
Ecolab, Inc.	1,098	53,275
Praxair, Inc.	1,571	112,704
Sigma-Aldrich Corp.	778	40,783
		310,180

COMMERCIAL SERVICES — 0.7%
Equifax, Inc.	743	25,596
Visa, Inc., Class A	2,090	128,305
		153,901

COMMUNICATIONS SERVICES — 0.5%
American Tower Corp. (a)	2,163	77,803
Crown Castle International Corp. (a)	1,424	41,253
		119,056

	SHARES	VALUE
COMMON STOCKS — 98.4%, continued
COMPUTER STORAGE DEVICES — 0.7%
EMC Corp. (a)	10,160	$121,514
Micron Technology, Inc. (a)	3,642	14,750
SanDisk Corp. (a)	1,247	24,379
		160,643

COMPUTERS & PERIPHERALS — 11.5%
Apple, Inc. (a)	4,211	478,622
Cisco Systems, Inc. (a)	28,404	640,795
Dell, Inc. (a)	9,098	149,935
Hewlett-Packard Co.	11,810	546,094
International Business Machines Corp.	6,515	761,995
NetApp, Inc. (a)	1,911	34,838
Sun Microsystems, Inc. (a)	4,137	31,441
Teradata Corp. (a)	1,313	25,604
		2,669,324

CONGLOMERATES — 1.6%
3M Co.	3,255	222,349
Emerson Electric Co.	3,824	155,981
		378,330

CONSTRUCTION — 0.5%
Fluor Corp.	922	51,355
Joy Global, Inc.	613	27,671
Martin Marietta Materials, Inc.	246	27,547
		106,573

CONSUMER FINANCIAL SERVICES — 1.4%
American Express Co.	5,009	177,469
MasterCard, Inc., Class A	364	64,548
Western Union Co.	3,823	94,313
		336,330

CONSUMER GOODS & SERVICES — 2.8%
Procter & Gamble Co.	9,337	650,696

CONTAINERS - PAPER & PLASTIC — 0.1%
Owens-Illinois, Inc. (a)	965	28,371

COSMETICS & TOILETRIES — 1.5%
Avon Products, Inc.	2,101	87,339
Clorox Co.	581	36,423
Colgate-Palmolive Co.	2,422	182,497
The Estee Lauder Companies, Inc.	880	43,921
		350,180

	SHARES	VALUE
COMMON STOCKS — 98.4%, continued
E-COMMERCE — 1.2%
Amazon.com, Inc. (a)	1,485	$108,049
eBay, Inc. (a)	5,240	117,271
Liberty Media Corp. - Interactive (a)	3,054	39,427
Priceline.com (a)	208	14,233
		278,980

ELECTRIC UTILITIES — 0.4%
AES Corp. (a)	3,578	41,827
Allegheny Energy, Inc.	898	33,019
NRG Energy, Inc. (a)	1,189	29,428
		104,274

ELECTRONIC & ELECTRICAL - GENERAL — 0.1%
Harman International Industries, Inc.	367	12,504
SunPower Corp., Class B (a)	252	17,419
		29,923

ELECTRONIC MEASURING INSTRUMENTS — 0.1%
FLIR Systems, Inc. (a)	777	29,852

FINANCIAL SERVICES — 1.9%
Bank of New York Mellon Corp.	5,512	179,581
CME Group, Inc.	302	112,196
Moody's Corp.	1,112	37,808
NYSE Euronext	743	29,111
T. Rowe Price Group, Inc.	1,340	71,971
		430,667

FOOD PROCESSING — 0.7%
Campbell Soup Co.	664	25,630
Hershey Foods Corp.	327	12,930
Kellogg Co.	939	52,678
Wm. Wrigley Jr., Co.	984	78,129
		169,367

FOOD STORES — 0.7%
Kroger Co.	1,755	48,227
Sysco Corp.	3,041	93,754
Whole Foods Market, Inc.	799	16,004
		157,985

GAS UTILITIES — 0.1%
Equitable Resources, Inc.	614	22,528

	SHARES	VALUE
COMMON STOCKS — 98.4%, continued
HEALTH CARE SERVICES — 0.5%
Covance, Inc. (a)	370	$32,712
DaVita, Inc. (a)	630	35,916
Laboratory Corp. of America Hldgs. (a)	696	48,372
		117,000

HOTELS & MOTELS — 0.3%
Marriott International, Inc., Class A	1,469	38,326
Starwood Hotels & Resorts Worldwide, Inc.	986	27,746
		66,072

INDUSTRIAL GOODS — 0.2%
Fastenal Co.	772	38,129

INSURANCE — 1.4%
Aetna, Inc.	2,492	89,986
AFLAC, Inc.	2,446	143,703
Coventry Health Care, Inc. (a)	837	27,244
Humana, Inc. (a)	426	17,551
WellPoint, Inc. (a)	984	46,022
		324,506

INTERNET INFORMATION PROVIDERS — 2.4%
Google, Inc., Class A (a)	1,145	458,596
Yahoo!, Inc. (a)	6,207	107,381
		565,977

IRON & STEEL — 0.6%
Allegheny Technologies, Inc.	591	17,464
Nucor Corp.	1,706	67,387
United States Steel Corp.	601	46,644
		131,495

MACHINERY — 0.8%
AGCO Corp. (a)	530	22,583
Bucyrus International, Inc.	430	19,212
Deere & Co.	2,180	107,911
Flowserve Corp.	305	27,075
Ingersoll-Rand Co., Ltd. (b)	319	9,943
John Bean Technologies Corp. (a)	146	1,848
		188,572

	SHARES	VALUE
COMMON STOCKS — 98.4%, continued
MANUFACTURING — 0.7%
Cummins, Inc.	1,058	$46,256
Terex Corp. (a)	676	20,632
Tyco International Ltd.	2,458	86,078
		152,966

MEDIA — 0.4%
Ascent Media Corp. (a)	74	1,803
Discovery Communications, Inc., Class A (a)	739	10,524
Discovery Communications, Inc., Class C (a)	739	10,457
Viacom, Inc., Class B (a)	2,745	68,185
		90,969

MEDICAL - BIOMEDICAL/GENETIC — 1.3%
Amgen, Inc. (a)	5,248	311,049

MEDICAL EQUIPMENT & SUPPLIES — 5.1%
Baxter International, Inc.	3,051	200,236
Becton, Dickinson & Co.	1,256	100,807
C.R. Bard, Inc.	608	57,681
DENTSPLY International, Inc.	953	35,776
Hologic, Inc. (a)	1,472	28,454
Intuitive Surgical, Inc. (a)	197	47,473
Medtronic, Inc.	5,450	273,044
St. Jude Medical, Inc. (a)	1,802	78,369
Stryker Corp.	1,490	92,827
Thermo Fisher Scientific, Inc. (a)	2,095	115,225
Varian Medical Systems, Inc. (a)	682	38,963
Waters Corp. (a)	660	38,399
Zimmer Holdings, Inc. (a)	1,196	77,214
		1,184,468

METALS & MINING — 0.1%
Cleveland-Cliffs, Inc.	533	28,217

OIL & GAS EXPLORATION, PRODUCTION & SERVICES — 2.2%
ENSCO International Inc.	738	42,531
EOG Resources, Inc.	1,225	109,589
Foster Wheeler Ltd. (a)	766	27,660
Petrohawk Energy Corp. (a)	1,357	29,352
Transocean, Inc. (b)	1,542	169,373
XTO Energy, Inc.	2,681	124,720
		503,225

OIL & GAS OPERATIONS — 1.8%
Chesapeake Energy Corp.	2,564	91,944
Noble Corp.	1,431	62,821
Pride International, Inc. (a)	1,033	30,587
Questar Corp.	650	26,598

	SHARES	VALUE
COMMON STOCKS — 98.4%, continued
OIL & GAS OPERATIONS — 1.8%, continued
Southwestern Energy Co. (a)	1,854	$56,621
The Williams Companies, Inc.	3,024	71,518
Ultra Petroleum Corp. (a)(b)	828	45,822
Valero Energy Corp.	1,017	30,815
		416,726

OIL WELL SERVICES & EQUIPMENT — 1.7%
Cameron International Corp. (a)	1,170	45,092
Diamond Offshore Drilling, Inc.	383	39,472
FMC Technologies, Inc.(a)	676	31,468
Helmerich & Payne	519	22,416
Nabors Industries Ltd. (a)(b)	725	18,067
National-Oilwell Varco, Inc. (a)	1,991	100,007
Smith International, Inc.	1,039	60,927
Weatherford International Ltd. (a)(b)	3,287	82,635
		400,084

OIL, GAS & CONSUMABLE FUELS — 1.1%
Cabot Oil & Gas Corp.	357	12,902
Denbury Resources, Inc. (a)	1,480	28,179
Hess Corp.	1,380	113,270
Murphy Oil Corp.	906	58,111
Range Resources Corp.	871	37,340
		249,802

PHARMACEUTICALS — 6.5%
Abbott Laboratories	2,401	138,250
Allergan, Inc.	1,585	81,628
Amylin Pharmaceuticals, Inc. (a)	762	15,408
Biogen Idec, Inc. (a)	1,495	75,184
Celgene Corp. (a)	2,134	135,040
Express Scripts Inc., Class A (a)	1,095	80,833
Forest Laboratories, Inc. (a)	1,090	30,825
Genentech, Inc. (a)	2,285	202,633
Genzyme Corp. (a)	1,346	108,878
Gilead Sciences, Inc. (a)	4,488	204,562
McKesson Corp.	1,610	86,634
Pharmaceutical Product Development, Inc.	813	33,618
Schering-Plough Corp.	7,825	144,528
UnitedHealth Group, Inc.	6,079	154,345
Vertex Pharmaceuticals, Inc. (a)	796	26,459
		1,518,825

PRINTING & PUBLISHING — 0.4%
Dun & Bradstreet Corp.	377	35,574
McGraw-Hill Companies, Inc.	1,635	51,682
		87,256

	SHARES	VALUE
COMMON STOCKS — 98.4%, continued
RAILROADS — 0.5%
CSX Corp.	1,993	$108,758

REAL ESTATE INVESTMENT TRUST — 0.4%
Boston Properties, Inc.	403	37,745
Public Storage, Inc.	624	61,782
		99,527

REAL ESTATE OPERATIONS — 0.6%
CB Richard Ellis Group, Inc. (a)	1,247	16,672
ProLogis	1,307	53,940
Simon Property Group, Inc.	723	70,131
		140,743

RESTAURANTS — 1.5%
McDonald’s Corp.	2,770	170,908
Starbucks Corp. (a)	3,825	56,878
Tim Hortons, Inc.	1,050	31,112
Yum! Brands, Inc.	2,531	82,536
		341,434

RETAIL — 8.3%
American Eagle Outfitters, Inc.	657	10,019
AutoZone, Inc. (a)	282	34,782
Bed Bath & Beyond, Inc. (a)	1,489	46,769
Best Buy Co., Inc.	1,911	71,663
Costco Wholesale Corp.	2,063	133,951
CVS Caremark Corp.	6,692	225,253
GameStop Corp., Class A (a)	833	28,497
Kohl's Corp. (a)	1,493	68,797
Medco Health Solutions, Inc. (a)	2,516	113,220
Nordstrom, Inc.	880	25,362
Sears Holding Corp. (a)	208	19,448
Staples, Inc.	3,512	79,020
Target Corp.	3,590	176,090
TJX Companies, Inc.	2,115	64,550
Walgreen Co.	4,754	147,184
Wal-Mart Stores, Inc.	11,289	676,098
		1,920,703

RETAIL - BUILDING PRODUCTS — 0.7%
Lowe’s Companies, Inc.	7,044	166,872

SCHOOLS & EDUCATIONAL SERVICES — 0.2%
Apollo Group, Inc. (a)	797	47,262

SEMICONDUCTORS — 4.7%
Advanced Micro Devices, Inc. (a)	2,594	13,619
Altera Corp.	1,934	39,995

	SHARES	VALUE
COMMON STOCKS — 98.4%, continued
SEMICONDUCTORS — 4.7%, continued
Analog Devices, Inc.	1,672	$44,057
Applied Materials, Inc.	6,548	99,071
Broadcom Corp., Class A (a)	2,253	41,973
Cypress Semiconductor Corp. (a)	920	4,802
First Solar, Inc. (a)	211	39,860
Intel Corp.	27,496	515,000
Lam Research Corp. (a)	931	29,317
Marvell Technology Group Ltd. (a)(b)	2,619	24,357
MEMC Electronic Materials, Inc. (a)	1,151	32,527
National Semiconductor Corp.	1,590	27,364
NVIDIA Corp. (a)	2,735	29,292
SunPower Corp., Class A (a)	250	17,733
Texas Instruments, Inc.	6,349	136,504
		1,095,471

SOFTWARE & COMPUTER SERVICES — 8.2%
Adobe Systems, Inc. (a)	2,775	109,529
Autodesk, Inc. (a)	1,344	45,091
CA, Inc.	2,991	59,700
Citrix Systems, Inc. (a)	1,173	29,630
Cognizant Technology Solutions Corp. (a)	1,677	38,286
Electronic Arts, Inc. (a)	1,632	60,368
Intuit, Inc. (a)	2,050	64,801
McAfee, Inc. (a)	986	33,485
Microsoft Corp.	39,956	1,066,427
Oracle Corp. (a)	19,195	389,850
		1,897,167

SOFTWARE & SERVICES — 1.4%
Activision Blizzard, Inc. (a)	2,972	45,858
Akamai Technologies, Inc. (a)	1,008	17,580
BMC Software, Inc. (a)	1,165	33,354
Fiserv, Inc. (a)	1,027	48,597
IMS Health, Inc.	1,126	21,293
Red Hat, Inc. (a)	1,470	22,153
Salesforce.com, Inc. (a)	595	28,798
Symantec Corp. (a)	4,213	82,490
VeriSign, Inc. (a)	1,332	34,739
		334,862

TELECOMMUNICATIONS — 2.4%
Corning, Inc.	7,685	120,193
Juniper Networks, Inc. (a)	2,773	58,427
MetroPCS Communications, Inc. (a)	1,159	16,214
NII Holdings, Inc., Class B (a)	856	32,460
Qualcomm, Inc.	7,737	332,459
		559,753

	SHARES	VALUE
COMMON STOCKS — 98.4%, continued
TRANSPORTATION SERVICES — 1.2%
C.H. Robinson Worldwide, Inc.	986	$50,247
Expeditors International of Washington, Inc.	1,206	42,017
Fedex Corp.	1,489	117,690
United Parcel Service, Inc., Class B	1,102	69,305
		279,259

TOTAL COMMON STOCKS		22,874,985

SHORT TERM INVESTMENT — 0.3%
Northern Institutional Government Select Portfolio	78,543	78,543

CORPORATE NOTES — 1.0%
COMMUNITY DEVELOPMENT — 1.0%
MMA Community Development Investment, Inc., 1.62%, 12/31/09, (c)+	60,000	60,000
MMA Community Development Investment, Inc., 2.43%, 12/31/09, (c)+	180,000	180,000

TOTAL CORPORATE NOTES		240,000

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING — 1.5%
Northern Institutional Liquid Asset Portfolio	345,340	345,340

TOTAL INVESTMENTS (Cost $28,556,015) — 101.2%		23,538,868
Liabilities in excess of other assets — (1.2%)		(271,267)
NET ASSETS — 100.0%		$23,267,601

__________________

(a)	Non-income producing securities.

(b)	All or part of this security was on loan, as of September 30, 2008.

(c)
Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 1.62% - 12/01, $60,000 and MMA Community Development Investment, Inc., 2.43% - 12/01, $180,000. At September 30, 2008, these securities had an aggregate market value of $240,000 representing 1.0% of net assets.

+	Variable rate security. Rates presented are the rates in effect at September 30, 2008. Date presented reflects next rate change date.

See notes to schedule of portfolio investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments
September 30, 2008 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 87.6%
AIR FREIGHT & LOGISTICS — 2.3%
Forward Air Corp.	9,550	$260,047
Pacer International, Inc.	15,600	256,932
		516,979

BIOTECHNOLOGY — 1.5%
Parexel International Corp. (a)	11,800	338,188

CAPITAL MARKETS — 3.1%
FCStone Group, Inc. (a)	8,500	152,915
Investment Technology Group, Inc. (a)	6,500	197,795
Lazard Ltd., Class A (b)	8,300	354,908
		705,618

CHEMICALS — 2.7%
Cabot Corp.	9,150	290,787
Calgon Carbon Corp. (a)	15,600	317,616
		608,403

COMMERCIAL BANKS — 4.4%
Glacier Bancorp, Inc.	10,000	247,700
PrivateBancorp, Inc.	9,000	374,939
Prosperity Bancshares, Inc.	10,850	368,792
		991,431

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Waste Connections, Inc. (a)	11,550	396,165

COMMUNICATIONS EQUIPMENT — 1.5%
F5 Networks, Inc. (a)	7,800	182,364
SBA Communications Corp. (a)	6,350	164,275
		346,639

COMPUTERS & PERIPHERALS — 0.9%
Brocade Communications Systems, Inc. (a)	33,250	193,515
CONSUMER FINANCIAL SERVICES — 1.7%
Cash America International, Inc.	6,900	248,676
First Cash Financial Services, Inc. (a)	9,600	144,000
		392,676

	SHARES	VALUE
COMMON STOCKS — 87.6%, continued
DISTRIBUTORS — 1.0%
LKQ Corp. (a)	12,950	$219,762

DIVERSIFIED CONSUMER SERVICES — 3.7%
Capella Education Co. (a)	5,050	216,443
Coinstar, Inc. (a)	8,700	278,400
K12, Inc. (a)	13,100	347,150
		841,993

DIVERSIFIED TELECOMMUNICATION — 1.3%
Premiere Global Services, Inc. (a)	21,400	300,884

ELECTRONIC EQUIPMENT & INSTRUMENTS — 7.3%
Baldor Electric Co.	8,850	254,969
Franklin Electric Co., Inc.	7,900	351,944
IPG Photonics Corp. (a)	9,100	177,541
MTS Systems Corp.	9,450	397,844
National Instruments Corp.	9,450	283,973
Rofin-Sinar Technologies, Inc. (a)	5,800	177,538
		1,643,809

ENERGY EQUIPMENT & SERVICES — 4.3%
Atwood Oceanics, Inc. (a)	6,700	243,880
Core Laboratories N.V. (b)	2,050	207,706
Dril-Quip, Inc. (a)	4,500	195,255
Superior Well Services, Inc. (a)	7,800	197,418
Willbros Group, Inc. (a)(b)	4,900	129,850
		974,109

FOOD PRODUCTS — 2.1%
Chiquita Brands International, Inc. (a)	16,750	264,818
Darling International, Inc. (a)	19,700	218,867
		483,685

FOOD RETAIL — 0.8%
The Andersons, Inc.	5,450	191,949

HEALTH CARE EQUIPMENT & SUPPLIES — 7.6%
Conceptus, Inc. (a)	19,000	315,020
Haemonetics Corp. (a)	6,050	373,406
Meridian Bioscience, Inc.	4,100	119,064
MWI Veterinary Supply, Inc. (a)	10,150	398,793
RTI Biologics, Inc. (a)	12,800	119,680
Wright Medical Group, Inc. (a)	12,400	377,456
		1,703,419

	SHARES	VALUE
COMMON STOCKS — 87.6%, continued
HEALTH CARE PROVIDERS & SERVICES — 2.4%
inVentiv Health, Inc. (a)	11,950	$211,037
PSS World Medical, Inc. (a)	17,300	337,350
		548,387

HOTELS, RESTAURANTS & LEISURE — 1.1%
Sonic Corp. (a)	17,300	252,061

HOUSEHOLD DURABLES — 1.2%
Tempur-Pedic International, Inc.	22,700	266,952

HOUSEHOLD PRODUCTS — 1.3%
Rent-A-Center, Inc. (a)	13,200	294,096

INDUSTRIAL CONGLOMERATES — 0.9%
Raven Industries, Inc.	5,150	202,653

INSURANCE — 1.4%
Argo Group International Holdings Ltd. (a)(b)	8,859	326,454

INTERNET SOFTWARE & SERVICES — 1.3%
Blackboard, Inc. (a)	7,450	300,161

MACHINERY — 4.2%
CIRCOR International, Inc.	8,300	360,469
CLARCOR, Inc.	7,000	265,650
Kaydon Corp.	7,450	335,697
		961,816

MARINE — 1.4%
Excel Maritime Carriers Ltd. (b)	7,128	107,490
Kirby Corp. (a)	5,450	206,773
		314,263

METALS & MINING — 1.6%
Silgan Holdings, Inc.	7,300	372,957

OIL, GAS & CONSUMABLE FUELS — 3.0%
Carrizo Oil & Gas, Inc. (a)	5,700	206,739
EXCO Resources, Inc. (a)	9,950	162,384
Parallel Petroleum Corp. (a)	500	4,710
PetroQuest Energy, Inc. (a)	20,400	313,140
		686,973

REAL ESTATE — 1.8%
Potlatch Corp.	8,600	398,954

REAL ESTATE INVESTMENT TRUST — 1.0%
LaSalle Hotel Properties	10,150	236,698

	SHARES	VALUE
COMMON STOCKS — 87.6%, continued
ROAD & RAIL — 2.2%
Con-way, Inc.	5,200	$229,372
Landstar System, Inc.	6,350	279,781
		509,153

SEMICONDUCTORS — 0.8%
FormFactor, Inc. (a)	10,750	187,265

SOFTWARE — 5.5%
i2 Technologies, Inc. (a)	12,950	174,696
Lawson Software, Inc. (a)	35,850	250,950
Nuance Communications, Inc. (a)	16,500	201,135
TIBCO Software, Inc. (a)	31,050	227,286
Wind River Systems, Inc. (a)	39,250	392,499
		1,246,566

SPECIALTY RETAIL — 5.6%
Barnes & Noble, Inc.	6,950	181,256
Conn's, Inc. (a)	7,250	135,648
Foot Locker, Inc.	21,950	354,711
Jos. A. Bank Clothiers, Inc. (a)	7,750	260,400
Tractor Supply Co. (a)	4,800	201,840
Ulta Salon, Cosmetics & Frangrances, Inc. (a)	10,750	142,760
		1,276,615

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Phillips-Van Heusen Corp.	7,100	269,161
Under Armour, Inc., Class A (a)	5,700	181,032
		450,193

TRADING COMPANIES & DISTRIBUTORS — 1.0%
WESCO International, Inc. (a)	7,300	234,914

TOTAL COMMON STOCKS		19,916,355

SHORT TERM INVESTMENT — 11.5%
Northern Institutional Government Select Portfolio	2,621,069	2,621,069

CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
MMA Community Development Investment, Inc., 1.62%, 12/31/09, (c)+	80,000	80,000
MMA Community Development Investment, Inc., 2.43%, 12/31/09, (c)+	120,000	120,000

TOTAL CORPORATE NOTES		200,000

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING — 2.8%
Northern Institutional Liquid Asset Portfolio	630,149	630,149

TOTAL INVESTMENTS (Cost $25,180,450) — 102.8%		23,367,573
Liabilities in excess of other assets — (2.8%)		(635,890)
NET ASSETS — 100.0%		$22,731,683
__________________

(a)	Non-income producing securities.

(b)	All or part of this security was on loan, as of September 30, 2008.

(c)
Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 1.62% - 12/01, $80,000 and MMA Community Development Investment, Inc., 2.43% - 12/01, $120,000. At September 30, 2008, these securities had an aggregate market value of $200,000 representing 0.9% of net assets.

+	Variable rate security. Rates presented are the rates in effect at September 30, 2008. Date presented reflects next rate change date.

See notes to schedule of portfolio investments.

MMA Praxis Mutual Funds

Notes to schedule of portfolio investments
September 30, 2008 (Unaudited)

SECURITIES VALUATION:

Securities are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When fair valuing foreign securities held by the International Fund, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by the Adviser under general supervision of the Funds’ Board of Trustees. Securities for which market quotations are not readily available, or are unreliable, are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money Market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of September 30, 2008:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Intermediate Income Fund	$4,964,100	$231,045,982	$3,075,000
Core Stock Fund	212,864,092	-	4,035,000
Value Index Fund	61,458,225	-	760,000
Growth Index Fund	22,953,528	-	240,000
International Fund	6,285,307	84,959,966	1,745,000
Small Cap Fund	22,537,424	-	200,000

Derivatives:*
Intermediate Income Fund	$(33,984)	$-	$-
Core Stock Fund	(181,800)	-	-
Value Index Fund	(30,300)	-	-

*These represent futures which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value for each Fund:

	Intermediate Income Fund	Core Stock Fund	Value Index Fund
Balance as of December 31, 2007	$3,075,000	$4,265,000	$760,000
Proceeds from Sales	-	(230,000)	-
Balance as of September 30, 2008	$3,075,000	$4,035,000	$760,000

	Growth Index Fund	International Fund	Small Cap Fund
Balance as of December 31, 2007	$240,000	$2,275,000	$200,000
Proceeds from Sales	-	(530,000)	-
Balance as of September 30, 2008	$240,000	$1,745,000	$200,000

SECURITIES TRANSACTIONS:

Security transactions are accounted for on the trade date.

FUTURES CONTRACTS:

The Funds may invest in futures contracts (stock or bond index futures contracts or interest rate futures) to hedge or manage risks associated with a Funds’ securities investments. To enter into a futures contract, an amount of cash and cash equivalents, equal to a certain percentage of the market value of the futures contracts, is deposited in a segregated account with the Fund’s Custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments to underlying futures contracts it holds. The inability to close the futures position also could have an adverse impact on a Fund’s ability to hedge or manage risks effectively.

SWAP AGREEMENTS:

The Funds may enter into event-linked swaps, including credit default swaps. The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A “buyer” of credit protection agrees to pay a premium to a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of credit protection receives a premium from a counterparty and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

RESTRICTED SECURITIES:

Investments in restricted securities are valued by the Board of Trustees or valued pursuant to valuation procedures approved by the Board of Trustees (the “Valuation Procedures”). The Valuation Procedures contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Adviser. In valuing restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

SECURITIES LENDING:

In order to generate additional income, each Fund may, from time to time, subject to its investment objectives and policies, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities pursuant to agreements requiring that the loans be secured by collateral equal in value to 100% of the value of the securities loaned. Collateral for loans of portfolio securities must consist of: (1) cash in U.S. dollars, (2) obligations issued or guaranteed by the U.S. Treasury or by any agency or instrumentality of the U.S. Government, or (3) irrevocable, non-transferable, stand-by letters of credit issued by banks domiciled or doing business within the U.S. and meeting certain credit requirements at the time of issuance. This collateral will be valued daily by the Adviser. Should the market value of the loaned securities increase, the borrower is required to furnish additional collateral to that Fund.

COMMUNITY DEVELOPMENT INVESTMENTS:

Consistent with the investment criteria for socially responsible investing, the Board of Trustees of the Funds has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission (“SEC”) an exemptive order that would permit each of the Funds to invest a limited portion of their respective net assets in securities issued by an affiliate of MMA Capital Management (the “Adviser”), MMA Community Development Investments, Inc. (“MMA CDI”). MMA CDI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the “CDI-Notes”). Assets raised through offerings of CDI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board of Trustees and in compliance with the SEC’s exemptive order, would be permitted to invest up to 3% of its net assets in CDI-Notes.

FEDERAL INCOME TAX INFORMATION

The following information is computed on a tax basis for each item as of September 30, 2008:

	Tax cost of portfolio investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Intermediate Income Fund	$260,289,732	$1,397,038	$(10,669,108)	$(9,272,070)
Core Stock Fund	249,575,883	28,645,483	(50,681,135)	(22,035,652)
Value Index Fund	75,265,446	6,270,051	(18,210,959)	(11,940,908)
Growth Index Fund	28,575,299	551,902	(5,588,333)	(5,036,431)
International Fund	105,711,616	6,270,051	(18,210,959)	(11,940,908)
Small Cap Fund	25,197,837	868,931	(2,699,195)	(1,830,264)

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MMA Praxis Mutual Funds

By (Signature and Title)

/s/ Steven T. McCabe
Steven T. McCabe, Treasurer

Date: November 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Steven T. McCabe
Steven T. McCabe, Treasurer

Date: November 12, 2008

By (Signature and Title)

/s/ John Liechty
John Liechty, President

Date: November 12, 2008